Average Annual Total Returns - Invesco Select Risk High Growth Investor Fund	Class A Inception Date	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A Return After Taxes on Distributions 1 Year	Class A Return After Taxes on Distributions 5 Years	Class A Return After Taxes on Distributions 10 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Class A Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Class A Return After Taxes on Distributions and Sale of Fund Shares 10 Years	Class C Inception Date	Class C 1 Year	Class C 5 Years	Class C 10 Years	Class R Inception Date	Class R 1 Year	Class R 5 Years	Class R 10 Years	Class Y Inception Date	Class Y 1 Year	Class Y 5 Years	Class Y 10 Years	Class R5 Inception Date	Class R5 1 Year	Class R5 5 Years		Class R5 10 Years		Class R6 Inception Date	Class R6 1 Year	Class R6 5 Years		Class R6 10 Years		MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 1 Year	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 5 Years	MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes) 10 Years	Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate Bond Index, Hedged (reflects no deduction for fees, expenses or taxes) 10 Years
Custom Invesco Select Risk: High Growth Investor Index (90% MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 10% Bloomberg Barclays Global Aggregate Bond Index, Hedged) (reflects no deduction for fees, expenses or other taxes)
1 Year

Custom Invesco Select Risk: High Growth Investor Index (90% MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 10% Bloomberg Barclays Global Aggregate Bond Index, Hedged) (reflects no deduction for fees, expenses or other taxes)
5 Years

Custom Invesco Select Risk: High Growth Investor Index (90% MSCI All Country World Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) and 10% Bloomberg Barclays Global Aggregate Bond Index, Hedged) (reflects no deduction for fees, expenses or other taxes)
10 Years

Total	Apr. 05, 2005	7.29%	8.86%	7.93%	3.07%	6.59%	6.67%	7.25%	6.79%	6.30%	Apr. 05, 2005	11.72%	9.28%	7.90%	Apr. 05, 2005	13.22%	9.83%	8.27%	Apr. 05, 2005	13.82%	10.38%	8.84%	May 24, 2019	13.83%	10.21%	[1]	8.59%	[1]	May 24, 2019	13.87%	10.23%	[1]	8.60%	[1]	16.25%	12.26%	9.13%	5.58%	4.49%	4.18%	15.45%	11.57%	8.72%

[1]	Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Class A shares’ performance reflects any applicable fee waivers and/or expense reimbursements.